Debentures	12 Months Ended
Dec. 31, 2022
Debentures [Abstract]
Debentures [Text Block]
Note 13 - Debentures

	Current liabilities		Non-current liabilities		Total
	As of December 31		As of December 31		As of December 31
	2022	2021	2022	2021	2022	2021
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Debentures (Series E) (1.)	2,685	3,039	24,854	31,116	27,539	34,155
Debentures (Series F) (2.)	13,147	14,875	113,187	143,503	126,334	158,378
Debentures (Series C) (3.)	-	-	131,385	100,995	131,385	100,995
Debentures (Series D) (4.)	-	-	100,479	112,037	100,479	112,037

Total Debentures	15,832	17,914	369,905	387,651	385,737	405,565

1.	Debentures (Series E)

In June 2018, the Company issued NIS 135,000,000 par value of debentures (Series E).

Presented below are the main terms of the debentures (Series E):

•
The debentures (Series E) are not linked to any index and will be repaid in 12 semi-annual payments, each at a rate of 3.5% of the principal of the debentures (Series E), and the last payment, at a rate of 58% of the principal of the debentures (Series E), which will be paid on March 1, 2025.

•	The debentures bear fixed annual interest of 4.25%, to be paid twice per year, on March 1 and September 1 of each of the years 2018 to 2025 (inclusive), with last payment on march,1 2025.
•	The effective interest rate on the debentures (Series E) is approximately 4.4%.
•	The Company’s undertaking to repay the debentures is not secured by any collateral, or any other security.

Main financial covenants in respect of the debentures (Series E)

•	The Company’s equity according to its financial statements (audited or reviewed) will be no less than NIS 200 million.
•	The ratio between standalone net financial debt and net cap will not exceed 70% during two consecutive financial statements (audited or reviewed).
•
The standalone net financial debt will not exceed NIS 10 million, and the ratio of net financial debt (consolidated) to EBITDA as of the calculation date (if any) will not exceed 18 during more than two consecutive financial statements (audited or reviewed).

•	The equity to total balance sheet ratio in the Company’s standalone reports will be no less than 20% during two consecutive financial statements (audited or reviewed).
•
The Company will not create and/or will not agree to create, in favor of any third party whatsoever, a floating charge of any priority on all of its assets, i.e., a general floating charge, to secure any debt or obligation whatsoever.

•	The Company will not perform any distribution except subject to the cumulative conditions specified in the trust deed of the debentures.

As of December 31, 2022, the Company fulfills all of the financial covenants in accordance with the trust deed, as stated above.

2.	Debentures (Series F)

In June 2019, the Company completed an issuance of a new series of debentures (Series F).

In accordance with the shelf offering report, the Company issued, NIS 222,000,000 par value of debentures (Series F), with a par value of NIS 1 each.

Presented below are the main terms of the Debentures (Series F):

•
The debentures are not linked to any index and are repayable in 7 payments, annual payments with the first 6 payments at a rate of 8% of the debentures' principal and the last payment in 2026 at a rate of 52% of the debentures' principal.

•	The interest in respect of the debentures is 3.45% and will be paid twice per year.

On April 7, 2020, the Company completed extension of Series F, at a total scope of NIS101,010,101 par value (the “Additional Debentures”), for a total (gross) consideration of NIS 100 million.

Additionally, on August 31, 2020, the Company completed an additional extension of 234,860,000 debentures (Series F) (an additional series extension), with a par value of NIS 1 each for a total (gross) consideration of NIS 251 million.

After the performance of the aforementioned extensions, and as of the balance sheet date, the total scope of the debentures (Series F) amounts to 485,765,875 par value.

Main financial covenants in respect of the debentures (Series F)

•	The Company’s equity according to its financial statements (audited or reviewed) will be no less than NIS 375 million.
•	The ratio between standalone net financial debt and net cap will not exceed 70% during two consecutive financial statements.
•
The standalone net financial debt, as defined above, does not exceed NIS 10 million, and the ratio of net financial debt (consolidated) to EBITDA as of the calculation date (if any) does not exceed 18 during more than two consecutive financial statements (audited or reviewed).

•	The equity to total balance sheet ratio in the Company’s standalone reports will be no less than 20% during two consecutive financial statements (audited or reviewed).
•
The Company will not create and/or will not agree to create, in favor of any third party whatsoever, a floating charge of any priority on all of its assets, i.e., a general floating charge, to secure any debt or obligation whatsoever.

•
Insofar as the debentures (Series F) have not been repaid in full, the Company will not perform any distribution except subject to the cumulative conditions specified in the trust deed of the Debentures.

As of December 31, 2022, the Company is fulfilling all of the financial covenants in accordance with the trust deed, as stated above.

3.	Debentures (Series C and D):

On July 30, 2021, the Company issued two bond series: Series C and Series D, as specified below.

Convertible Debentures (Series C)

The Company completed an issuance of debentures convertible into registered ordinary shares, with a par value of NIS 0.1 each, of the Company (hereinafter: the “Debentures (Series C)”), at a total scope of NIS 367,220,000 par value, at a price of 95.1 agorot per NIS 1 par value, and for a total (gross) consideration of NIS 349,226 thousand.

Presented below are the main terms of the debentures (Series C):

•	The debentures (Series C) are not linked to any index, have a par value of NIS 1 each, and are repayable in a single payment on September 1, 2028.
•	The unpaid principal balance of the debentures will bear fixed annual interest of 0.75%, to be paid twice per year from 2021 to 2028 (inclusive).
•

The unpaid principal balance of the debentures (Series C) is convertible into Company's ordinary shares, with a par value of NIS 0.1 each, in the manner specified below: (1) during the period from the date of listing of the series of debentures (Series C) on the TASE until December 31, 2023, each NIS 9 par value of the debentures (Series C) will be convertible into one ordinary share of the Company; and (2) during the period from January 1, 2024 to August 22, 2028, each NIS 24 par value of the debentures (Series C) will be convertible into one ordinary share of the Company.

•	In 2021 Midroog Ltd. updated the rating of the debentures (Series C) which the Company issued, from A3.il to A2.il, stable rating outlook.

On March 6, 2022, the Company completed an issuance of debentures (Series C), by way of a series extension, at a total scope of NIS 164,363,000 par value, for a total gross consideration of approximately NIS 155.8 million.

Debentures (Series D)

The Company completed an issuance of debentures (Series D), at a total scope of NIS 385,970,000 par value, at a price of 90.8 agorot per NIS 1 par value, and for a total (gross) consideration of NIS 350,461 thousand.

Presented below are the main terms of the debentures (Series D):
•	The debentures (Series D) are not linked to any index, each with a par value of NIS 1, are repayable in 2 equal payments and which will be paid on September 1 2027 and 2029.
•	The unpaid principal balance of the debentures bears fixed annual interest of 1.5%, to be paid twice per year, from 2021 to 2029 (inclusive).
•	The Company’s undertaking to repay the debentures is not secured by any collateral, or any other security (as this term is defined in the Securities Law).

Main financial covenants in respect of the debentures (Series C and Series D)

•	The Company’s equity according to its financial statements (audited or reviewed) will be no less than NIS 1,250 million.
•	The ratio between standalone net financial debt and net cap will not exceed 65% during two consecutive financial statements (audited or reviewed).
•	The equity to total balance sheet ratio in the Company’s standalone financial statements will be no less than 25% during two consecutive financial statements (audited or reviewed).

•
The ratio of net financial debt (consolidated) to EBITDA as of the calculation date (if any) will not exceed 15 during more than two consecutive financial statements (audited or reviewed). The debt attributed to the projects during the construction stage (including senior debt and mezzanine non-recourse loans) will not be included in that calculation.

•
The Company will not create and/or will not agree to create, in favor of any third party whatsoever, a floating charge of any priority on all of its assets, i.e., a general floating charge, to secure any debt or obligation whatsoever.

•	The Company will not perform a distribution, as this term is defined in the Companies Law, including a buyback of its shares, except subject to the following cumulative conditions:
(A)
At a rate which will not exceed 70% of the Company’s profit for the period, in accordance with its consolidated financial statements which were last published before the resolution to perform the distribution;

(B)	Its equity (after the distribution) exceeds NIS 1,500 million;
(C)
Its equity to balance sheet ratio, on a standalone basis according to the separate financial information (after deducting the distribution amount) will be no less than 30% - subject to the distribution tests specified in section 302 of the Companies Law;

•

Mechanism was determined for adjusting the interest rate due to a deviation from the financial covenants and due to a change in the rating or discontinuation of it. The total interest rate increases will not exceed more than 1.25% above the interest rate which was determined in the first offering report of the debentures.

As of December 31, 2022, the Company is fulfilling all of the financial covenants in accordance with the trust deed, as stated above.